This is what American Growth Fund has done for its investors* over the last 41 1/2 years.
*A conservative, long-term growth mutual fund with income as a secondary objective.
**The figures in this brochure reflects the performance of the Funds Class D shares. On 3/1/96, the Fund adopted a multi-class distribution arrangement to issue additional classes of shares, designated as Class A, Class B and Class C shares. Shares existing prior to 3/1/96 became Class D shares. Class A and Class D shares are subject to a maximum front-end sales charge of 5.75%, Class B shares are subject to a maximum contingent deferred sales charge of 5% and Class C shares are subject to a 1% contingent deferred sales charge within the first year of purchase. The Fund may incur 12b-1 expenses up to an annual maximum of .30 of 1% on its average daily net assets of its Class A shares, 1% of its average daily net assets of its Class B shares, and 1% of its average daily net assets of its Class
C shares. Class D shares have no 12b-1 fees. Performance figures for Class D shares include the 5.75% initial sales charge and assume the reinvestment of income dividends and capital gain distributions. Performance quoted represents past performance. The investment return and principal value of an investment will fluctuate so that the investors shares, when redeemed, may be worth more or less than their original cost. This material must be preceded or accompanied by a current prospectus. If you have not received, or need a current prospectus, please feel free to call for one. Please read the prospectus carefully before investing.
Period ending 12/31/99.

	Class D	Class D1Class A	Class A	Class B	Class B	ClassC ClassC
	without	with	without	with	without	with	withoutwith
	load	load	load	load	load	load	load   load
1 year	9.0%	2.8%	8.8%	2.5%2	8.1%	3.1%3	7.9%   6.9%4
5
years	12.7%	11.3%
10
years	10.9%	10.3%
15
years	11.2%	10.8%
41
years	10.8%	10.7%
Inception Date: 3/1/96	(not annualized)
                       37.8%	29.2%2	33.5%	29.5%5	36.8%  36.8%

The performance figures on this table are as of 12/31/99.
1 Includes a 5.75% sales charge.
2 Includes a 5.75% initial sales charge at the time of purchase.
3 Includes a 5% contingent deferred sales charge at the time of redemption.
4 Includes a 1% contingent defered sales charge at the time of redemption.
5 Includes a 4% contingent deferred sales charge at the time of redemption.
Distributor: American Growth Fund Sponsors, Inc. 110 Sixteenth Street,
  Suite 1400, Denver, CO 80202. Phone (800) 525-2406.
3/2000

Dear Shareholder:

Our portfolio in the last six months and the last year has been positioned to take advantage of the stock market. Your portfolio has substantially out performed the Dow Jones Industrials in both these time periods. We try to include only the largest and most elite companies in your portfolio in keeping with our investment philosophy of maintaining conservative growth. Some of the companies that have done best for you in the last six months are; Hewlett Packard, General Electric, Amgen, Intel and Cisco.

We are excited about the years ahead and are optimistic that we will continue to give you, our shareholder, rewarding performance. The stock market has been a good one for American Growth Fund, Inc. over the past 41 1/2 years and you have benefitted as a result.


My staff and I are always available to discuss your account with you, so please give us a call toll free at 800-525-2406.

American Growth Fund wishes you A Good Future!


Sincerely


Robert Brody

How American Growth Fund Has Its Shareowners Money Invested

STATEMENT OF INVESTMENTS
January 31, 2000
(Unaudited)

                                                           Market
Description of Security                    Shares          Value
------------------------------------------------------------------
COMMON STOCKS    99.66%
Computer & Peripherals Industry   23.18%
Hewlett Packard Company. . . . . . . . . . 73,500     $ 7,956,375
(A designer and manufacturer of precision electronic products.)
Cisco Systems* . . . . . . . . . . . . . . 40,000       4,380,000
(The leading supplier of high-performance inter-networking
products.)
Compaq Computer. . . . . . . . . . . . . .159,648       4,370,364
(The second largest computer company in the world.)
EMC Corp.* . . . . . . . . . . . . . . . . 40,000       4,260,000
(Designs, manufactures, markets, and supports high performance storage products for selected mainframe and open computing
systems.)
                                                       20,966,739

Semiconductor Industry 15.98%
Intel Corp.. . . . . . . . . . . . . . . . 60,000       5,936,250
(A leading manufacturer of integrated circuits.)
Motorola Inc.  . . . . . . . . . . . . . . 35,000       4,786,250
(A  leading manufacturer of electronic equipment and
components .)
Micron Technology* . . . . . . . . . . . . 60,000       3,731,250
(Manufactures and markets semiconductor components used in the computer, telecommunications, and office automation industry .)
                                                       14,453,750
Household Products Industry 11.08%
Procter & Gamble Company . . . . . . . . . 50,000       5,043,750
(A leading consumer products company markets personal care and household products.)
Colgate Palmolive Company. . . . . . . . . 84,000       4,977,000
(2nd largest domestic maker of detergents, toiletries and other household products.)
                                                       10,020,750

*Non income producing security
See accompanying notes to financial statements



                                                           Market
Description of Security                    Shares           Value
------------------------------------------------------------------
Biotechnology Industry 11.05%
Amgen Inc.*  . . . . . . . . . . . . . .   96,000     $ 6,114,000
(Utilizes biotechnology to develop human pharmaceutical products.)
Biogen Inc.* . . . . . . . . . . . . . . . 45,000       3,881,250
(A leading biotechnology company.)
                                                        9,995,250
Electronic Equipment Industry 8.85%
General Electric Company . . . . . . . . . 60,000       8,002,500
(One of the largest and most diversified industrial companies in the world.)

Aluminum Industry 6.16%
Alcoa  . . . . . . . . . . . . . . . . . . 80,000       5,575,000
(The world's largest aluminum producer.)

Auto Industry 4.89%
General Motors Corporation . . . . . . . . 55,000       4,424,063
(The world's largest auto manufacturer.)

Telecommunications Service Industry 4.08%
AT&T.  . . . . . . . . . . . . . . . . . . 70,000       3,692,500
(Operates in the global telecommunications and information
management industry.)

Internet Industry 3.46%
America Online*. . . . . . . . . . . . . . 55,000       3,131,563
(The leading provider of online information services.)

*Non income producing security
See accompanying notes to financial statements



                                                           Market
Description of Security                    Shares           Value
------------------------------------------------------------------

Financial Services Industry 2.86%
Citigroup Inc.   . . . . . . . . . . . . . 45,000     $ 2,584,687
(A diversified financial services company.)

Insurance Industry 2.70%
AXA Financial, Inc.  . . . . . . . . . . . 75,000       2,442,187
(The parent holding company of the Equitable Life Assurance
Society of the U.S..)

Computer Software and Services Industry 2.21%
Oracle Corp.*  . . . . . . . . . . . . . . 40,000       1,998,125
(The world's largest maker of database management systems.)

Precision Instrument Industry 2.06%
Eastman Kodak, Co. . . . . . . . . . . . . 30,000        1,856,250
 (The world's largest producer of photographic products.)

Building Materials Industry 1.10%
Ameron International Corporation . . . . . 25,500          994,500
(The largest supplier of high-performance marine and offshore coatings in the U.S.)

Total Common Stocks (cost $71,165,141) (99.66%). . . . .90,137,864

Total Investments, at Value
  (cost $71,165,141)                       99.66%       90,137,864
Cash and Receivables, Less Liabilities . .  0.34%          304,630
Net Assets . . . . . . . . . . . . . . . .100.00%     $ 90,442,494

*Non income producing security
See accompanying notes to financial statements


Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES, JANUARY 31, 2000
(Unaudited)


ASSETS:
 Investments, at value (cost $71,165,141)-see accompanying
    statement . . . . . .                             $ 90,137,864
 Cash. . . . . . . . . . . . . . . . . . . . . . .         479,094
 Receivables:
 Shares of beneficial interest sold. . . . . . . .         62,115
 Dividends. . . . . . . .                                   72,009
 Total assets. . . . . . . . . . . . . . . . . . .      90,751,082

LIABILITIES:
 Shares of beneficial interest redeemed. . . . . .         308,588

NET ASSETS . . . . . . . . . . . . . . . . . . . .    $ 90,442,494

COMPOSITION OF NET ASSETS:
 Paid-in capital . . . . . . . . . . . . . . . . .    $ 66,611,906
 Over distributed net investment income. . . . . .      (1,026,738)
 Accumulated net realized gain from investment
   transactions. . . . . . . .                           5,884,603
 Net unrealized appreciation of investments. . . .      18,972,723
 Net assets. . . . . . . . . . . . . . . . . . . .    $ 90,442,494

NET ASSET VALUE PER SHARE:
Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $6,685,544 and 699,373
 shares of beneficial interest outstanding) . . . . . $       9.56
 Maximum offering price per share (net asset
 value plus sales charge of 5.75% of offering
 price) . . . . . . . .                               $      10.14
Class B Shares:
 Net asset value, redemption price and offering
 price per share (based on net assets of
 $8,983,032 and 956,288 shares of beneficial
 interest outstanding) . . . . . .                    $       9.39
Class C Shares:
 Net asset value, redemption price and offering
 price per share (based on net assets of
 $2,518,168 and 268,528 shares of beneficial
 interest outstanding) . . . . . .                    $       9.38
Class D Shares:
 Net asset value and redemption price per share
 (based on net assets of $72,255,750 and
 7,518,601 shares of beneficial interest
 outstanding) . . . . .                               $       9.61
 Maximum offering price per share (net asset
 value plus sales charge of 5.75% of offering
 price) . . . . . . . .                               $      10.20

See accompanying notes to financial statements.


Financial Statements
AMERICAN  GROWTH  FUND,  INC.
STATEMENT OF OPERATIONS FOR THE 6 MONTHS ENDED JANUARY 31, 2000
(Unaudited)


INVESTMENT INCOME:
   Interest . . . . .                              $    573,542
   Dividends (net of $3,407 foreign withholding
     tax). . . . . . . .                                114,461
 Total investment income . . . . . . . . . . . .        688,003

EXPENSES:
 Investment advisory fees (Note 5). . . . . . .         398,004
 Administration expenses (Note 5) . . . . . . .         226,392
 Transfer agent, shareholder servicing and data
   processing fees . . . . . .                          102,447
 Custodian fees (Note 4). . . . . . . . .                60,426
 Professional fees. . . . . . .                          27,071
 Registration and filing fees:
   Class A . . . . . . . . .                              3,885
   Class B . . . . . . . . .                              5,178
   Class C . . . . . . . . .                              1,480
   Class D . . . . . . . . .                             36,383
 Shareholder reports. . . . . . . . . . .                17,752
 Distribution and service fees:
   Class A . . . . . . . . .                              9,640
   Class B . . . . . . . . .                             52,206
   Class C . . . . . . . . .                             14,446
 Directors fees . . . . . . . .                           2,800
 Other expenses . . . . . . . .                          32,568
 Total expenses. . . . . . . . . . . . . . . . .        990,678
   Less expenses paid indirectly (Note 4) . . . .       (17,654)
 Net expenses. . . . . . . . . . . . . . . . . .        973,024

Net Investment Loss. . . . . . . . . . . . . . .       (285,021)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments . . . . . . . .     7,572,872
 Net change in unrealized depreciation on
   investments . . . . . .                           (1,683,201)
 Net realized and unrealized gain . . . . . . . .     5,889,671
Net Increase in Net Assets Resulting From
   Operations . . . . . .                           $ 5,604,650

See accompanying notes to financial statements.


Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                       Six Months Ended  Year Ended
                                       January 31, 2000  July 31, 1999
                                       (Unaudited)
OPERATIONS:
 Net investment loss . . . . . . . . . $    (285,021)    $    (57,538)
 Net realized gain . . . . . . . . . .     7,572,872        7,359,974
 Net change in unrealized appreciation
   or depreciation . . . . .              (1,683,201)      (4,734,232)
   Net increase in net assets resulting
     from operations. . . . . .            5,604,650        2,568,204

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
 Dividends from net investment income:
 Class A . . . . . . . . . . . . . . .             -          (56,534)
 Class B . . . . . . . . . . . . . . .             -           (8,505)
 Class C . . . . . . . . . . . . . . .             -           (5,179)
 Class D . . . . . . . . . . . . . . .             -         (474,946)
 Book return of capital:
 Class A . . . . . . . . . . . . . . .             -          (48,726)
 Class B . . . . . . . . . . . . . . .             -           (7,296)
 Class C . . . . . . . . . . . . . . .             -           (4,441)
 Class D . . . . . . . . . . . . . . .             -         (409,627)
 Distributions from net realized gain:
 Class A . . . . . . . . . . . . . . .      (427,882)               -
 Class B . . . . . . . . . . . . . . .      (594,134)               -
 Class C . . . . . . . . . . . . . . .      (160,199)               -
 Class D . . . . . . . . . . . . . . .    (4,352,059)               -

BENEFICIAL INTEREST TRANSACTIONS:
 Net decrease in net assets resulting
   from beneficial
 interest transactions(Note 2):
 Class A . . . . . . . . . . . . . . .    (1,988,523)      (5,837,113)
 Class B . . . . . . . . . . . . . . .    (2,307,237)      (4,497,280)
 Class C . . . . . . . . . . . . . . .      (601,217)      (1,423,013)
 Class D . . . . . . . . . . . . . . .    (1,872,998)     (16,293,908)

NET ASSETS:
 Total decrease. . . . . . . . . . . .    (6,699,599)     (26,498,364)
 Beginning of period . . . . . . . . .    97,142,093      123,640,457
 End of period . . . . . . . . . . . .  $ 90,442,494     $ 97,142,093

See notes to financial statements.


Financial Highlights
Class A


                            Six Months Ended  Year Ended July 31,
                            January 31, 2000
                                 (Unaudited)
                          2000        1999   1998    1997   19966
Per Share Operating Data:
Net Asset Value,
Beginning of Period. . .  $9.57       $9.49  $11.30  $8.84  $9.21

Income (loss) from
  investment operations
Net investment income. .  (0.07)      (0.05)   0.044  0.144     -4
Net realized and
  unrealized gain (loss).  0.66        0.21   (0.90)  2.83  (0.37)
Total income (loss) from
  investment operations .  0.59        0.16   (0.86)  2.97  (0.37)

Dividends and distributions
  to shareholders:
Dividends from net
  investment income . . .     -       (0.04)  (0.06)5(0.12)5    -
Book return of capital .      -       (0.04)      -      -      -
Distributions from net
  realized gain . . . . . (0.60)          -   (0.89) (0.39)     -
Total dividends and
  distributions
  to shareholders. . . . .(0.60)      (0.08)  (0.95) (0.51)     -

Net Asset Value, End of
  Period . . . . . . .    $9.56       $9.57   $9.49 $11.30  $8.84

Total Return at Net
  Asset Value1 . . . .    (2.7)%        2.0%  (7.6)%  34.6% (4.0)%
Ratios/Supplemental Data:

Net assets, end of period
  (in thousands) . . . .  $6,686      $8,635 $14,246$10,536 $3,838

Ratio to average net
  assets:
Net investment income
  (loss) . . . . .       (0.67)%       0.00%   0.42%  1.28%  0.13%
Expenses2. . . . . . . .   2.22%       1.98%   1.77%  1.76%  2.06%

Portfolio Turnover
  Rate3 . . . . . . .      99.5%      109.3%  103.5% 106.2% 163.1%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
2. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the period ended January 31, 2000, aggregated $44,426,969 and $45,443,948, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.
6. For the period from March 1, 1996 (inception of offering) to July 31, 1996.
See accompanying notes to financial statements.

Financial Highlights
Class B



                            Six Months Ended  Year Ended July 31,
                            January 31, 2000
                            (Unaudited)
                          2000        1999    1998    1997   19966
Per Share Operating Data:
Net Asset Value,
Beginning of Period. . . $9.45       $9.37  $11.19   $8.80  $9.21

Income (loss) from
  investment operations:
Net investment income
  (loss) . . . . .       (0.12)      (0.13)  (0.02)4  0.074 (0.01)4
Net realized and
  unrealized gain
  (loss). . . . . .       0.66        0.22   (0.90)   2.79  (0.40)
Total income (loss) from
  investment operations.. 0.54        0.09   (0.92)   2.86  (0.41)

Dividends and distributions
  to shareholders:
Dividends from net
  investment income . . .    -       (0.01)  (0.01)5 (0.09)5    -
Book return of capital .     -           -7      -       -      -
Distributions from net
  realized gain . . . .  (0.60)          -   (0.89)  (0.39)     -
Total dividends and distributions
to shareholders. . . . . (0.60)      (0.01)  (0.90)  (0.48)     -

Net Asset Value, End
  of Period . . . . . .  $9.39       $9.45   $9.37  $11.18  $8.80

Total Return at Net
  Asset Value1 . . . .   (3.5)%        0.9%  (8.2)%   33.5% (4.5)%
Ratios/Supplemental Data:
Net assets, end of
  period (in thousands)  $8,983     $11,265 $15,533 $10,962 $3,417

Ratio to average net
  assets:
Net investment income
  (loss) . . . . .      (1.46)%     (0.01)% (0.32)%  0.49% (0.52)%
Expenses2. . . . . .      3.00%       2.73%   2.52%  2.46%   2.81%

Portfolio Turnover
  Rate3 . . . . . . .     99.5%      109.3%  103.5% 106.2%  163.1%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
2. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the period ended January 31, 2000, aggregated $44,426,969 and $45,443,948, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.
6. For the period from March 1, 1996 (inception of offering) to July 31, 1996.
7. Less than $0.005 per share.
See accompanying notes to financial statements.

Financial Highlights
Class C


                            Six Months Ended  Year Ended July 31,
                            January 31, 2000
                            (Unaudited)
                          2000        1999   1998    1997   19966
Per Share Operating Data:
Net Asset Value,
Beginning of Period. . . $9.44       $9.37 $11.19   $8.81   $9.21

Income (loss) from
  investment operations:
Net investment income
  (loss) . . . . .       (0.12)      (0.14) (0.02)4  0.074      -4
Net realized and
  unrealized gain
  (loss). . . . ..        0.66        0.23  (0.90)   2.79   (0.40)
Total income (loss) from
  investment operations.. 0.54        0.09  (0.92)   2.86   (0.40)

Dividends and distributions
  to shareholders:
Dividends from net
  investment income . . .    -       (0.01) (0.01)5 (0.09)5     -
Book return of capital .     -       (0.01)     -       -       -
Distributions from net
  realized gain . . . .  (0.60)          -  (0.89)  (0.39)      -
Total dividends and
  distributions
  to shareholders. .     (0.60)      (0.02) (0.90)  (0.48)      -

Net Asset Value,
  End of Period . . . . .$9.38       $9.44  $9.37  $11.19   $8.81

Total Return at Net
  Asset Value1 . . . . . (3.4)%       0.9%  (8.2)%   33.6%  (4.3)%
Ratios/Supplemental Data:
Net assets, end of
  period (in thousands) .$2,518     $3,131  $4,498  $3,023    $367

Ratio to average net
  assets:
Net investment income
  (loss) . . . . .      (1.46)%    (0.01)% (0.31)%   0.55% (0.63)%
Expenses2. . . . . . . .  2.99%      2.75%   2.52%   2.50%   2.97%

Portfolio Turnover
  Rate3 . . . . . . .     99.5%     109.3%  103.5%  106.2%  163.1%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
2. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the period ended January 31, 2000, aggregated $44,426,969 and $45,443,948, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.
6. For the period from March 1, 1996 (inception of offering) to July 31, 1996.
See accompanying notes to financial statements.Financial Highlights

Financial Highlights
Class D



   Six Months Ended     Year Ended July 31,
   January 31, 2000
   (Unaudited)
                2000    1999    1998    1997    1996    1995
Per Share Operating Data:
Net Asset Value,
Beginning of Period
                $9.61   $9.53   $11.33  $8.85   $8.75   $9.34

Income (loss) from investment operations:
Net investment income (loss)
                (0.02)   0.01     0.074  0.174   0.034   0.21
Net realized and unrealized gain (loss)
                 0.62    0.17    (0.90)  2.82    0.39    0.88
Total income (loss) from investment operations
                 0.60    0.18    (0.83)  2.99    0.42    1.09

Dividends and distributions to shareholders:
Dividends from net investment income
                    -   (0.05)   (0.08)5(0.12)5 (0.12)5 (0.12)5
Book return of capital
                    -   (0.05)       -      -       -       -
Distributions from net realized gain
                (0.60)      -    (0.89) (0.39)  (0.20)  (1.56)
Total dividends and distributions to shareholders
                (0.60)  (0.10)   (0.97) (0.51)  (0.32)  (1.68)

Net Asset Value, End of Period
                $9.61   $9.61    $9.53 $11.33   $8.85   $8.75

Total Return at Net Asset Value1
                (2.9)%    1.9%   (7.4)%  35.1%    4.8%   15.2%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)
               $72,256 $74,111  $89,364$115,106$100,130$90,538

Ratio to average net assets:
Net investment income (loss)
               (0.45)%   0.14%    0.63%   1.71%   0.47%  1.91%
Expenses2        1.95%   1.72%    1.54%   1.55%   1.63%  1.45%

Portfolio Turnover Rate3
                 99.5%  109.3%   103.5%  106.2%  163.1% 173.0%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period.
   Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
2. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the period ended January 31, 2000, aggregated $44,426,969 and $45,443,948, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.
See accompanying notes to financial statements.

Notes to Financial Statements
1.    Summary of Significant Accounting Policies
      American Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to seek capital appreciation. The Fund's investment advisor is Investment Research Corporation
      (IRC). The Fund offers Class A, Class B, Class C and Class D shares. Class D shares are available to shareholders in existence prior to 3/1/96. Class A and Class D shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares seven years after date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

      Investment Valuation - Investment securities are valued at the closing asked price as reported by the principal securities exchange on which the security is traded. If no sale is reported, or if the security is not traded on an exchange, value is based on the average of the latest bid and asked prices. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

      Allocation of Income, Expenses, Gains and Losses - Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

      Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.

      Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

      Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date).
      Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis used for federal income tax purposes.

      Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements
2. Shares of Beneficial Interest - The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

        Six Months Ended January 31,         Year Ended July 31,
        2000 (Unaudited)                     1999
             Shares          Amount          Shares          Amount

      Class A:
      Sold
             50,457        $496,559         253,536      $2,388,808
      Dividends and
      distributions reinvested
             39,541         393,433          10,544          98,900
      Redeemed
           (292,687)     (2,878,515)       (863,218)     (8,324,821)
      Net decrease
           (202,689)    $(1,988,523)       (599,138)    $(5,837,113)

      Class B:
      Sold
             19,041        $186,325         171,341      $1,617,151
      Dividends and
      distributions reinvested
             55,896         547,222           1,577          14,680
      Redeemed
           (310,490)     (3,040,784)       (639,257)     (6,129,111)
      Net decrease
           (235,553)    $(2,307,237)       (466,339)    $(4,497,280)

      Class C:
      Sold
              2,394         $23,475          72,340        $690,740
      Dividends and
      distributions reinvested
             12,719         124,260             780           7,253
      Redeemed
            (78,389)       (748,952)       (221,264)     (2,121,006)
      Net decrease
            (63,276)      $(601,217)       (148,144)    $(1,423,013)

      Class D:
      Sold
            102,739        $995,995         159,048      $1,506,344
      Dividends and
      distributions reinvested
            418,490       4,184,893          85,582         805,335
      Redeemed
           (715,948)     (7,053,886)     (1,913,434)    (18,605,587)
      Net decrease
           (194,719)    $(1,872,998)     (1,668,804)   $(16,293,908)


3.    Unrealized Gains and Losses on Investments
      The identified tax cost basis of investments at January 31, 2000 was $71,165,141. Net unrealized appreciation on investments of $18,972,723, based on identified tax cost as of January 31, 2000, was comprised of gross appreciation of $22,319,233 and gross depreciation of $3,346,510.

4.    Fund Expenses Paid Indirectly
      For the year ended January 31, 2000, fees for custodian services totaling $17,654 were offset by earnings on cash balances maintained by the Fund at the custodian financial institution. The Fund could have invested the assets maintained at the institution in income-producing assets if it had not agreed to a reduction in fees.

5. Underwriting, Investment Advisory Contracts and Service Fees Under the investment advisory contract with Investment Research Corporation ("IRC"), the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of the Fund's average annual net assets and 0.75%

Notes to Financial Statements

      of such assets in excess of $30 million. The Fund pays its own operating expenses.

      Class B and Class C shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class A shares are subject to annual service and distribution fees of 0.25% and 0.05% of average daily net assets, respectively.

      For the six months ended January 31, 2000 commissions and sales charges paid by investors on the purchase of Fund shares totaled $42,596 of which $12,950 was retained by American
      Growth Fund Sponsors, Inc. ("Sponsors"), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund. Sales charges advanced to broker/dealers by Sponsors on sales of the Fund's Class B and C shares totaled $4,263. For the six months ended January 31, 2000, Sponsors received contingent deferred sales charges of $30,072 upon redemption of Class B and C shares, as reimbursement for sales commissions advanced by Sponsors upon the sale of such shares.

      The Fund paid $118,967 to Sponsors for brokerage commission on securities transactions.

      Certain officers of the Fund are also officers of Sponsors and IRC. For the six months ended January 31, 2000 the Fund paid directors' fees and expenses of $2,800.

      For the six months ended January 31, 2000, under an agreement with IRC, the Fund was charged $157,936 for the costs and expenses related to employees of IRC who provided administrative, clerical and accounting services to the Fund. In addition, the Fund was charged $35,783 by an affiliated company of IRC for the rental of office space.

6.    Federal Income Tax Matters
      On December 9, 1999, per share distributions from the capital gains were declared as follows: Class A: $0.60, Class B: $0.60, Class C: $0.60 and Class D: $0.60 respectively. The capital gains were paid December 20, 1999. For the Fund's six months ended January 31, 2000, all Capital Gains have been determined to qualify for the dividend received deduction for corporate shareholders.

TRANSFER AGENT: Boston Financial Data Services, Inc., Two Heritage
  Drive, North Quincy, MA 02171
CUSTODIAN: State Street Bank & Trust Company, Two Heritage Drive,
  North Quincy, MA 02171
RETIREMENT PLAN CUSTODIAN: State Street Bank & Trust Company, Two
  Heritage Drive, North Quincy, MA 02171
INDEPENDENT AUDITORS: KPMG LLP, 707 Seventeenth Street, Suite 2300,
  Denver, CO 80202
UNDERWRITER/DISTRIBUTOR: American Growth Fund Sponsors, Inc., 110
  Sixteenth Street, Suite 1400, Denver, CO 80202

AMERICAN GROWTH FUND, INC. BOARD OF ADVISOR:
William D. Farr
      President and Director of Farr Farms Co.
      Chairman of the Board of Northern Colorado Water Conservancy Past President of the National Cattleman's Association
      Board Member of the Greeley Water Board

OFFICERS AND DIRECTORS
Robert Brody        President and Director
Timothy E. Taggart  Treasurer
D. Leann Baird      Secretary
Michael J. Baum     Director
Eddie R. Bush       Director
Harold Rosen        Director

INVESTMENT ADVISOR
Investment Research Corporation
110 Sixteenth Street, Suite 1400
Denver, CO 80202
OFFICERS AND DIRECTORS
  Robert Brody          President, Treasurer, and Director
  Timothy E. Taggart    Executive Vice President and Director
  D. Leann Baird        Secretary and Director